Financial instruments-Risk management and fair value - Summary of Foreign Currency (Details) - Currency risk	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Percentage of foreign currency risk revenue	100.00%	100.00%
U.S. dollars
Disclosure of credit risk exposure [line items]
Percentage of foreign exchange risk revenue	64.30%	63.30%
Colombian peso
Disclosure of credit risk exposure [line items]
Percentage of foreign currency risk revenue	10.00%	12.10%
Brazilian real
Disclosure of credit risk exposure [line items]
Percentage of foreign currency risk revenue	7.70%	8.00%
Argentinian peso
Disclosure of credit risk exposure [line items]
Percentage of foreign currency risk revenue	5.10%	4.60%
Chilean peso
Disclosure of credit risk exposure [line items]
Percentage of foreign currency risk revenue	3.10%	3.20%
Mexican peso
Disclosure of credit risk exposure [line items]
Percentage of foreign currency risk revenue	3.50%	2.60%
Other currencies
Disclosure of credit risk exposure [line items]
Percentage of foreign currency risk revenue	6.30%	6.20%